Note 12 - Convertible Note Payable (Details Textual)				12 Months Ended
	Dec. 27, 2018 USD ($) $ / shares	Jul. 23, 2018 USD ($)	Jul. 02, 2018 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Proceeds from Convertible Debt					$ 1,500,000
Repayments of Convertible Debt					1,500,000
Gain (Loss) on Extinguishment of Debt, Total				$ (1,794,000)	$ (3,345,000)
Panacea [Member] | Secured Convertible Promissory Note [Member]
Debt Instrument, Face Amount			$ 1,500,000
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares	$ 12
Debt Instrument, Convertible, Beneficial Conversion Feature			$ 400,000
Repayments of Convertible Debt	$ 1,500,000
Gain (Loss) on Extinguishment of Debt, Total	$ 400,000
Share Price (in dollars per share) | $ / shares	$ 15.33
Debt Instrument, Convertible, Number of Equity Instruments	125,000
Panacea [Member] | Series D Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares			62,500
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 12
Class of Warrant or Right, Vesting Period (Month)			180 days
Warrants and Rights Outstanding, Term (Year)			5 years
Common Stock Maximum Ownership Percentage For Warrant Exercise			9.99%
Panacea [Member] | Series D Warrants [Member] | Warrant [Member]
Derivative Liability, Total			$ 400,000
Convertible Notes Payable [Member] | Panacea [Member]
Debt Instrument, Face Amount			1,500,000
Proceeds from Convertible Debt		$ 500,000	$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage			15.00%
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares			$ 4
Debt Instrument, Convertible, Beneficial Conversion Feature			$ 400,000